Cover	Feb. 25, 2025
Cover [Abstract]
Entity Registrant Name	JUBILANT FLAME INTERNATIONAL LTD.
Entity Central Index Key	0001517389
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 25, 2025
Entity File Number	333-173456
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Room 508
Entity Address Address Line 2	TIN Vi Park
Entity Address Address Line 3	360 Xin Long Road
Entity Address City Or Town	Shanghai
Entity Address Postal Zip Code	201101
City Area Code	86
Local Phone Number	21 647 48888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	27-2775885
Entity Address Country	CN